FINANCE COSTS	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
FINANCE COSTS
FINANCE COSTS

		Years ended December 31,
	Notes	2018	2017
Interest expense		$2.7	$7.1
Credit facility fees		4.9	2.9
Accretion expense	17(a)	1.2	0.9
		$8.8	$10.9

Total interest paid during the year ended December 31, 2018 was $28.4 million (December 31, 2017 - $32.7 million). Interest paid relates to interest charges on notes, credit facilities and finance leases.